LEASE - Capital lease agreements (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥) agreement	Dec. 31, 2017 CNY (¥)
Capital leases
Carrying value of property and equipment acquired under capital lease and other financing arrangements	¥ 4,570,666	¥ 2,539,520
Present value of minimum lease payments	3,293,535	1,727,134
Present value of minimum lease payments	¥ 1,007,690	¥ 673,853
Data center building leases
Capital leases
Number of buildings leased under capital lease agreement | agreement	7
Capital lease and other financing obligations	¥ 1,300,453
Data center building leases | Minimum
Capital leases
Term of capital lease	15 years
Data center building leases | Maximum
Capital leases
Term of capital lease	20 years
Equipment Leases
Capital leases
Number of buildings leased under capital lease agreement	5
Term of capital lease	3 years
Present value of minimum lease payments	¥ 108,665